NOTES PAYABLE (Details 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accrued Interest					$ 1,290,039
Fair value of warrants					1,394,164
Accretion Expense	$ 1,162,500	$ 0	$ 134,251	$ 3,266,918	1,937,308
Conversion of Principal and Interest					11,651,407
Convertible Debt [Member]
Balance			$ 0	$ 0	2,017,488	$ 0
Additional principal investment					2,999,975	2,000,000
Accrued Interest					1,037,067	17,488
Fair value of warrants					(548,178)
Accretion Expense					548,178
Conversion of Principal and Interest					(6,054,530)
Balance					$ 0	$ 2,017,488